Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distributions paid from:
Ordinary income (including net short-term capital gains)					$ 119,433	$ 72,315	$ 13,926
Net long-term capital gains					4
Total taxable distributions	$ 43,211	$ 30,611	$ 119,323	$ 86,667	119,437	$ 72,315	$ 13,926
Estimated carried forward amount of taxable income for distributions					11,559
Estimated carried forward amount of ordinary income					11,243
Estimated carried forward amount of capital gains					$ 316